Supplemental Cash Flow Information - Schedule of Reconciliation of Liabilities arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,096,615	$ 3,197,019	$ 3,850,081
Cash inflows	689,789
Cash outflows	(4,501)	(155,903)	(344,014)
Amortization of deferred financing costs, prepayment options and loss on repayment	4,414	1,105	1,028
Gain on repurchase of debt	(6,896)	(202,493)	(230,080)
Interest paid
Interest accrued	26,206
Non-cash disposals
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(174,425)
Non-cash additions
Impact of foreign exchange	(137,595)	256,887	(79,996)
Ending balance	3,493,607	3,096,615	3,197,019
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	15,060	18,271	25,124
Cash inflows
Cash outflows	(2,035)	(4,572)	(6,385)
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on repurchase of debt
Interest paid
Interest accrued
Non-cash disposals
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash additions
Impact of foreign exchange	(670)	1,361	(468)
Ending balance	12,355	15,060	18,271
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	33,375	33,339	34,106
Cash inflows
Cash outflows	(2,709)	(2,422)	(2,171)
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on repurchase of debt
Interest paid	(1,725)	(1,518)	(1,523)
Interest accrued	2,107	1,518	1,523
Non-cash disposals		(324)
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash additions	9,491	2,103	1,473
Impact of foreign exchange	(430)	679	(69)
Ending balance	$ 40,109	$ 33,375	$ 33,339